Net investment income/(expense) (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net gains/(losses) from financial instruments mandatorily at fair value		£ 326	£ 171	£ (51)
Net gains/(losses) from disposal of debt instruments at fair value through other comprehensive income		164	26	(111)
Net losses from disposals of financial assets and liabilities measured at amortised cost		209	17	18
Dividend income		3	0	31
Net losses on other investments		(68)	(119)	(285)
Net investment income/(expense)		216	£ 61	£ (434)
Italian retail market portfolio
Disclosure of detailed information about financial instruments [line items]
Net losses from disposals of financial assets and liabilities measured at amortised cost		£ 220
Absa
Disclosure of detailed information about financial instruments [line items]
Gain on sale of equity stake	£ 74